DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - October Notes Subscription Agreement (Details) - October Notes Subscription Agreement - Senior Convertible Notes
$ / shares in Units, $ in Millions
Oct. 19, 2023 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Additional debt issuance	$ 2.5
Vast Ordinary Shares per share price | $ / shares	$ 10.20
Principal Amount	$ 5.0